September 7, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Transamerica Occidental Life Insurance Company and
         Transamerica Occidental Life Separate Account C (File No. 2-36250)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account C ("separate account"), incorporated by reference is the semi-annual report for the underlying fund, Transamerica Variable Insurance Fund, Inc., for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer/Entity:     Transamerica Variable Insurance Fund, Inc.
         File #:           811-9010
         CIK #:            1002786
         Accession #:      0001002786-00-00015
         Date of Filing:   September 7, 2000

This semi-annual report is for the period ending June 30, 2000, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 741-6442.

Very truly yours,



Gina Grusman
SEC Filing Coordinator